Post employment benefits - Expected age at death of an average worker who retires currently at age 65, one who is currently aged 45 and subsequently retires at the age of 65 (Detail) - yr	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
United Kingdom | Retiring currently at age 65 | Male
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	86.2	86.1	86.3
United Kingdom | Retiring currently at age 65 | Female
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	88.5	88.4	88.1
United Kingdom | Currently aged 45, retiring at age 65 | Male
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	88.3	88.2	88.2
United Kingdom | Currently aged 45, retiring at age 65 | Female
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	90.6	90.5	90.5
Ireland | Retiring currently at age 65 | Male
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	86.5	86.4	86.3
Ireland | Retiring currently at age 65 | Female
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	89.2	89.2	89.0
Ireland | Currently aged 45, retiring at age 65 | Male
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	89.5	89.4	89.2
Ireland | Currently aged 45, retiring at age 65 | Female
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	92.2	92.1	91.9
United States | Retiring currently at age 65 | Male
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	85.7	86.0	85.9
United States | Retiring currently at age 65 | Female
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	87.7	88.0	87.9
United States | Currently aged 45, retiring at age 65 | Male
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	87.3	87.6	87.5
United States | Currently aged 45, retiring at age 65 | Female
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	89.3	89.6	89.5